RESTATEMENT	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
RESTATEMENT

NOTE 13 – RESTATEMENT

In connection with the year-end financial statement closing process, the Company determined that its previously issued financial statements included in its Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2018 (“Restated Period”) should be restated due to an error in recording the conversion of debt on September 28, 2018 and the omission of recognizing a modification of debt on July 11, 2018. With the modification on July 11, 2018, the Company should have recorded a loss on extinguishment of debt in the amount of $44,348 and reclassified the derivative liability at its fair value in the amount of $1,141,995 to additional paid in capital (see NOTE 7 for details). On September 28, 2018, the debt conversion was originally recorded as a gain of $3,976,992, however it should have been recorded in common stock and additional paid in capital as a result of the July 11, 2018 debt modification.

Impact of this Restatement

Based on management’s review and discussions with our external auditors, the Company’s has concluded that the misclassification included on its financial statements filed in our Quarterly Report on Form 10-Q for the three and nine months ended September 30, 2018 (“Q3 10-Q”) requires restatement, included herewith.

Condensed Consolidated Balance Sheet (Unaudited)

	September 30, 2018
	As Previously Reported	As Restated	Restatement
Total assets	$1,206,063	$1,206,063	$—

Total liabilities	$11,101,777	$11,101,777	$—

Stockholders’ Deficit:
Preferred stock	—	—	—
Common stock	$5,046	5,046	—
Additional paid in capital	14,334,570	17,616,073	(3,281,503)
Subscriptions receivable	(1,958)	(1,958)	—
Accumulated deficit	(24,233,372)	(27,514,875)	3,281,503
Total stockholders’ deficit	(9,895,714)	(9,895,714)	—
Total liabilities and stockholders’ deficit	$1,206,063	$1,206,063	$—

Condensed Consolidated Statement of Operations (Unaudited)

	Three Months Ended September 30, 2018
	As Previously Reported	As Restated	Restatement
Gross profit	$28,749	$28,749	$—

Operating loss	$(2,072,459)	$(2,072,459)	$—

Other income (expense)
Interest expense	(2,381,602)	(1,618,834)	(762,768)
Change in fair value of derivative liability	22,931	—	22,931
Gain (loss) on conversion of debt	3,976,992	(44,348)	4,021,340
Interest income	6,606	6,606	—
Total other income (expense)	1,624,927	(1,656,576)	3,281,503
Net loss	$(447,532)	$(3,729,035)	$3,281,503
Net loss per share – basic and diluted	$(0.02)	$(0.16)	$(0.14)

Condensed Consolidated Statement of Operations

(Unaudited)

	Nine Months Ended September 30, 2018
	As Previously Reported	As Restated	Restatement
Gross profit	$83,180	$83,180	$—

Operating loss	$(3,953,657)	$(3,953,657)	$—

Other income (expense)
Interest expense	(2,932,674)	(2,169,906)	(762,768)
Change in fair value of derivative liability	(952,971)	(975,902)	22,931
Gain (loss) on conversion of debt	3,976,992	(44,348)	4,021,340
Interest income	13,416	13,416	—
Total other income (expense)	104,763	(3,176,740)	3,281,503
Net loss	$(3,848,894)	$(7,130,397)	$3,281,503
Net loss per share – basic and diluted	$(0.18)	$(0.34)	$(0.16)

Condensed Consolidated Statement of Cash Flows

(Unaudited)

	Nine Months Ended September 30, 2018
	As Previously Reported	As Restated	Restatement
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$(3,848,894)	$(7,130,397)	$3,281,503
Adjustments to reconcile net lost to net cash flows used in operating activities:
Depreciation	15,405	15,405	—
Allowance for doubtful accounts	(7,914)	(7,914)	—
Amortization of debt discount and deferred financing costs	907,891	145,123	762,768
Amortization of intangible assets	77	77	—
Change in fair value of derivative liability	952,971	975,902	(22,931)
Loss (gain) on conversion	(3,976,992)	44,348	(4,021,340)
Changes in operating assets and liabilities:
Accounts receivable	1,929	1,929	—
Inventory	(137,725)	(137,725)	—
Other current assets	(110,113)	(110,113)	—
Accounts payable	45,355	45,355	—
Accrued expenses and other current liabilities	1,515,384	1,515,384	—
Net cash flows used in operating activities	(4,642,626)	(4,642,626)	—

CASH FLOWS FROM INVESTING ACTIVITIES
Net cash flows used in investing activities	(185,780)	(185,780)	—

CASH FLOWS FROM FINANCING ACTIVITIES
Net cash flows provided by financing activities	4,884,593	4,884,593	—

Increase in cash and cash equivalents	56,187	56,187	—
Cash and cash equivalents, beginning of period	460,064	460,064	—
Cash and cash equivalents, end of period	$516,251	$516,251	$—